Fair Value of Financial Instruments - Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	€ 4,431	€ 1,458	€ 1,727
Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	258,756	171,029	276,748
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	842	1,563	911
Fair value of financial liabilities	83,889	203,367	213,669
Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133
Fair value of financial liabilities	3,229	3,229	3,229
Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	262,731	172,592	277,658
Carrying value of Assets at fair value through profit and loss	261,889	171,029	276,748
Carrying value loans and receivables	842	1,563	911
Financial liabilities	87,118	206,596	216,898
Aggregate nominal amount	87,118	206,596	216,898
Equity investments | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	3,133
Equity investments | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	3,133
Carrying value of Assets at fair value through profit and loss	3,133
Loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	388	352	307
Loans | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	388	352	307
Carrying value loans and receivables	388	352	307
Deposits and guarantees | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	397	418	396
Deposits and guarantees | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	397	418	396
Carrying value loans and receivables	397	418	396
Trade receivables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	57	793	207
Trade receivables | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	57	793	207
Carrying value loans and receivables	57	793	207
Cash and cash equivalents | Level 1 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial assets	258,756	171,029	276,748
Cash and cash equivalents | Gross
Disclosure of detailed information about borrowings [line items]
Current and non current financial assets	258,756	171,029	276,748
Carrying value of Assets at fair value through profit and loss	258,756	171,029	276,748
Conditional advances | Level 3 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	3,229	3,229	3,229
Conditional advances | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	3,229	3,229	3,229
Aggregate nominal amount	3,229	3,229	3,229
Convertible loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	48,097	170,782	165,454
Convertible loans | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	48,097	170,782	165,454
Aggregate nominal amount	48,097	170,782	165,454
Bank loans | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	15,824	1,540	2,645
Bank loans | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	15,824	1,540	2,645
Aggregate nominal amount	15,824	1,540	2,645
Obligations under finance leases | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	7,069	10,131	12,281
Obligations under finance leases | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	7,069	10,131	12,281
Aggregate nominal amount	7,069	10,131	12,281
Accrued interests | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	16		1
Accrued interests | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	16		1
Aggregate nominal amount	16		1
Other financial loans and borrowings | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities		7	7
Other financial loans and borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities		7	7
Aggregate nominal amount		7	7
Trade payables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	12,304	20,337	32,753
Trade payables | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	12,304	20,337	32,753
Aggregate nominal amount	12,304	20,337	32,753
Other payables | Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Fair value of financial liabilities	579	569	527
Other payables | Gross
Disclosure of detailed information about borrowings [line items]
Financial liabilities	579	569	527
Aggregate nominal amount	€ 579	€ 569	€ 527